Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000246767
Shareholder Report [Line Items]
Fund Name	Range Global Coal Index ETF
Class Name	Range Global Coal Index ETF
Trading Symbol	COAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Range Global Coal Index ETF (the "Fund") for the period from January 23, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Range Global Coal Index ETF	$71	0.85%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Range Global Coal Index ETF - $9631	MSCI ACWI Index (Gross) (USD) - $12069
Jan/24	$10000	$10000
Nov/24	$9631	$12069

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 11,283,616
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 55,651
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,283,616	29	$55,651	18%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Hong Kong	0.7%
Canada	0.8%
Mongolia	2.4%
Poland	2.5%
South Africa	6.4%
Australia	34.5%
United States	51.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Warrior Met Coal	9.9%
Alpha Metallurgical Resources	8.6%
Yancoal Australia	8.6%
Arch Resources	8.4%
Whitehaven Coal	5.7%
CONSOL Energy	5.4%
Stanmore Resources	4.8%
Alliance Resource Partners LP	4.8%
New Hope	4.3%
Peabody Energy	4.3%

Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials
C000246768
Shareholder Report [Line Items]
Fund Name	Range Global LNG Ecosystem Index ETF
Class Name	Range Global LNG Ecosystem Index ETF
Trading Symbol	LNGZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Range Global LNG Ecosystem Index ETF (the "Fund") for the period from January 23, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Range Global LNG Ecosystem Index ETF	$78	0.85%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Range Global LNG Ecosystem Index ETF - $11572	MSCI ACWI Index (Gross) (USD) - $12069
Jan/24	$10000	$10000
Nov/24	$11572	$12069

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,157,244
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,086
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,157,244	28	$3,086	13%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Bermuda	0.9%
Belgium	1.0%
Monaco	1.2%
Malaysia	2.7%
Norway	2.7%
India	2.7%
Japan	3.9%
Australia	5.3%
Canada	6.1%
Cameroon	8.7%
France	17.1%
United States	46.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cheniere Energy	11.4%
Gaztransport Et Technigaz	9.4%
Golar LNG	8.7%
Excelerate Energy, Cl A	7.0%
New Fortress Energy, Cl A	4.6%
NextDecade	4.0%
Tokyo Gas	3.9%
Chesapeake Energy	3.8%
Baker Hughes, Cl A	3.6%
Chevron	3.2%

Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials
C000246769
Shareholder Report [Line Items]
Fund Name	Range Global Offshore Oil Services Index ETF
Class Name	Range Global Offshore Oil Services Index ETF
Trading Symbol	OFOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Range Global Offshore Oil Services Index ETF (the "Fund") for the period from January 23, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Range Global Offshore Oil Services Index ETF	$72	0.85%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Range Global Offshore Oil Services Index ETF - $9746	MSCI ACWI Index (Gross) (USD) - $12069
Jan/24	$10000	$10000
Nov/24	$9746	$12069

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,206,151
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 50,928
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,206,151	31	$50,928	28%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
United Arab Emirates	0.6%
Bermuda	1.3%
Mexico	1.9%
France	3.1%
Italy	3.6%
United Kingdom	7.6%
South Korea	10.9%
Norway	17.0%
United States	52.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Samsung Heavy Industries	10.9%
Noble PLC	9.6%
Transocean	7.1%
Valaris	6.2%
Tidewater	5.0%
Seadrill	4.9%
Baker Hughes, Cl A	4.0%
TechnipFMC PLC	3.8%
Saipem	3.6%
Halliburton	3.4%

Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials
C000246770
Shareholder Report [Line Items]
Fund Name	Range Nuclear Renaissance Index ETF
Class Name	Range Nuclear Renaissance Index ETF
Trading Symbol	NUKZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Range Nuclear Renaissance Index ETF (the "Fund") for the period from January 23, 2024 (commencement of operations) to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.
Additional Information Phone Number	855-726-4388
Additional Information Website	https://rangeetfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Range Nuclear Renaissance Index ETF	$103	0.85%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Range Nuclear Renaissance Index ETF - $18404	MSCI ACWI Index (Gross) (USD) - $12069
Jan/24	$10000	$10000
Nov/24	$18404	$12069

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 111,418,935
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 130,011
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,418,935	38	$130,011	13%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Finland	1.8%
Spain	1.9%
Czech Republic	2.0%
United Kingdom	2.3%
China	2.6%
Australia	3.5%
South Korea	5.9%
Japan	6.5%
Canada	13.2%
United States	59.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cameco	10.4%
Oklo, Cl A	8.7%
Constellation Energy	8.0%
NuScale Power	7.1%
Centrus Energy, Cl A	5.3%
Silex Systems	3.5%
Vistra	3.4%
GE Vernova	3.1%
Shanghai Electric Group, Cl H	2.6%
Honeywell International	2.4%

Updated Prospectus Phone Number	855-726-4388
Updated Prospectus Web Address	https://rangeetfs.com/investor-materials